Subsequent Events (Narrative) (Details) $ / shares in Units, $ in Thousands				1 Months Ended				12 Months Ended
	Apr. 30, 2025 USD ($) $ / shares shares	Apr. 21, 2025	Nov. 05, 2024 $ / shares shares	Apr. 30, 2025 USD ($)	Apr. 17, 2025 $ / shares shares	Feb. 14, 2025 $ / shares shares	Jul. 18, 2024 $ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 USD ($) shares	Apr. 30, 2025 $ / shares	Apr. 30, 2025 USD ($) $ / shares
Subsequent Event [Line Items]
Proceeds from common shares issued | $								$ 186,762		$ 55,701
Number of common shares issued for options exercised								100,000		22,500
Exercise price, per share | (per share)								$ 1.09	$ 5.66
Restricted share units [Member]
Subsequent Event [Line Items]
Number of common shares issued for options exercised								326,644		802,650
Number of stock option								6,050,000		257,976
Employees, officers, directors and eligible consultants [Member] | Restricted share units [Member]
Subsequent Event [Line Items]
Number of RSU granted			2,442,000			1,117,000	2,491,000
RSU granted fair value per share | $ / shares			$ 5.06			$ 4.01	$ 5
Subsequent events [Member]
Subsequent Event [Line Items]
Number of common shares issued	600,000
Proceeds from common shares issued | $	$ 735
Number of common shares issued for options exercised	500,000
Exercise price, per share | $ / shares	$ 1.25
Number of stock option	100,000
Stock option price per share | $ / shares	$ 1.1
Subsequent events [Member] | Amended Equity Distribution Agreement [Member]
Subsequent Event [Line Items]
Aggregate proceeds from common shares | $				$ 180,800
Maximum proceeds under equity distribution agreement | $												$ 119,200
Subsequent events [Member] | October 2024 ATM Shares [Member]
Subsequent Event [Line Items]
Aggregate proceeds from common shares | $				$ 64,500
Number of common shares issued	35,039,119
Sale of stock, average price per share | (per share)											$ 2.54	$ 1.84
Subsequent events [Member] | October 2024 Equity Distribution Agreement [Member]
Subsequent Event [Line Items]
Cash commission | $												$ 0
Subsequent events [Member] | Employees, officers, directors and eligible consultants [Member] | Restricted share units [Member]
Subsequent Event [Line Items]
Number of RSU granted					2,797,000
RSU granted fair value per share | $ / shares					$ 2.05
Subsequent events [Member] | HIVE Atlantic Datacentres Ltd [Member]
Subsequent Event [Line Items]
Financial covenants, minimum working capital ratio		1.20:1
Financial covenants, maximum long-term debt to tangible net worth ratio		2.00:1
Financial covenants, minimum debt service coverage ratio to EBITDA		1.50:1